Document and Entity Information	Mar. 31, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001757898
Document Type	8-K
Document Period End Date	Mar. 31, 2021
Entity Registrant Name	STERIS plc
Entity Incorporation State Country Code	L2
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Entity Address, Address Line One	70 Sir John Rogerson’s Quay
Entity Address, City or Town	Dublin 2
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 R296
City Area Code	353
Local Phone Number	1232 2000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false